UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Cadian Offshore Fund Ltd.

Address:    c/o Cadian Capital Management, LLC
            461 Fifth Avenue
            24th Floor
            New York, New York  10017


13F File Number: 028-12845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:         Cadian Capital Management, LLC, as Investment Manager
Name:       Graham Quigley
Title:      Chief Financial Officer
Phone:      (212) 792-8800


Signature, Place and Date of Signing:


/s/ Graham Quigley              New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

1.   028-12842     Cadian Capital Management, LLC






SK 25926 0001 1242335